Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	AUDIT ALLIANCE LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on Internal Control Over Financial Reporting

We have audited AMTD IDEA Group’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) (the COSO criteria). In our opinion, AMTD IDEA Group and its subsidiaries (the “Group”) maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on the COSO criteria.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the consolidated statements of financial position of the Group as of December 31, 2025 and 2024, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for the years ended December 31, 2025, 2024 and 2023, and the related notes and our report dated April 29, 2026 expressed an unqualified opinion thereon.